RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 2: RELATED PARTY TRANSACTIONS

As of March 31, 2014 and December 31, 2013, related party loans totaled $35,000 and $35,000, respectively.

As of March 31, 2014 and December 31, 2013, there were related party payables of $87,000 and $243,424, respectively, for services performed by related parties. During the three months ended March 31, 2014, the Company repaid $156,424 to related parties for services, payroll and reimburseable expenses.

As of March 31, 2014 and December 31, 2013, there were outstanding receivables of $83,375 and $82,250, respectively, for services performed for related parties.

For the three months ended March 31, 2014 and 2013, there were revenues earned of $3,125 and $1,125, respectively, for services performed for related parties.

NOTE 6: RELATED PARTY TRANSACTIONS

CMG

On March 31, 2010, CMG Holdings Group, Inc. (“CMG”) acquired the Company.  In connection with the acquisition, the Company’s former stockholders retained rights to receive cash from the exploitation of its technology (the “Rights”) consisting of 50% of any cash received from income earned, settlements or judgments directly resulting from the Company’s patent strategy and a share of its net income for 2010, 2011 and 2012 from the exploitation of its technology.  The Rights were then contributed to a newly formed Nevada corporation, AudioEye Acquisition Corporation (“AEAC”) in exchange for shares of AEAC.

On June 22, 2011, CMG entered into a Master Agreement with AEAC pursuant to which: (i) the stockholders of AEAC would acquire from the CMG 80% of the Company’s capital stock (the “Separation”) and (ii) CMG would distribute to its stockholders, in the form of a dividend, 5% of the Company’s capital stock (the “Spin-off”).  Pursuant to the Master Agreement, AEAC was required to arrange for the release of senior secured notes (the “Senior Notes”) issued by CMG in an aggregate principal amount of $1,025,000, which CMG had been unable to service.  On August 15, 2012, the Company, CMG and AEAC completed the Separation.  In connection with the Separation, AEAC arranged for the release of CMG under the Senior Notes by payment to CMGO Investors LLC (“Investors”) the holder thereof of $700,000, the delivery of a secured promissory note in the principal amount of $425,000 and the issuance of 1,500,000 shares of the common stock of AEAC.  On February 6, 2013, the note to Investors was paid in full.  Payment consisted of cash payments of $200,000 of which $16,339 was interest and $183,661 was principal.  The balance of the principal of $241,359 was repaid with the issuance to Investors of 1,998,402 common shares of the Company, which was 5.678562% of the outstanding shares on February 6, 2013.  On January 29, 2013, the Securities and Exchange Commission declared effective the Company’s registration statement on Form S-1 with respect to 1,500,259 shares of its common stock to be issued in the Spin-off. On February 22, 2013, CMG completed the Spin-off.

In connection with the Separation, the Company entered into a Royalty Agreement with CMG. Pursuant to the Royalty Agreement, for a period of five years, the Company would pay to CMG 10% of cash received from income earned or settlements on judgments directly resulting from the Company’s patent enforcement and licensing strategy, whether received by it on any of its affiliates, net in either case of any direct costs or tax implications incurred in pursuit of such strategy as they relate to the patents described in the Master Agreement.  Additionally, the Company entered into a Services Agreement with CMG whereby, without duplication to the amounts payable under the Royalty Agreement, for a period of 5 years, CMG will receive a commission of 7.5% of all revenues received by the Company after the Separation from all business, clients or other sources of revenue procured by CMG or its employees, officers or subsidiaries and directed to us and 10% of net revenues obtained from a specified customer.

On November 12, 2013, the Company and CMG terminated the Royalty Agreement.

On December 30, 2013, the Company completed the repurchase of 2,184,583 shares of its common stock owned by CMG which shares were transferred to the Company in January, 2014 and retired to treasury.  In connection, with the repurchase, the Company paid CMG $573,022 and forgave a $50,000 payable from an affiliate of CMG.

AEAC

On March 22, 2013, the Company and AEAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which AEAC would be merged with and into the Company (the “Merger”) with the Company being the surviving entity.  Pursuant to the Merger Agreement, each share of AEAC common stock issued and outstanding immediately prior to the Merger effective date would be converted into .94134 share of the Company’s common stock and the outstanding convertible debentures of AEAC (the “AEAC Debentures”) in the aggregate principal amount of $1,400,200, together with accrued interest thereon, would be assumed by the Company and then exchanged for convertible debentures of the Company (the “AE Debentures”).

Effective March 25, 2013, the Merger was completed.  In connection with the Merger, the stockholders of AEAC received on a pro rata basis the 24,004,143 shares of the Company’s common stock that were held by AEAC, and the former holders of the AEAC Debentures received an aggregate of 5,871,752 shares of the Company’s common stock pursuant to their conversion of all of the AE Debentures issued to replace the AEAC Debentures.  The principal assets of AEAC were the Rights that had been contributed to AEAC by the former stockholders of the Company. As a result of the Merger, the Rights have been extinguished.

Nathaniel Bradley, President, Chief Executive Officer and Director

As of December 31, 2011, the Company had a note balance of $1,245,840 due to Mr. Bradley.

On August 31, 2012, the officer paid $50,000 of the Company’s accounts payable. As a result, the Company issued the officer a Convertible Promissory Note, which is payable within two years, accrues interest at 8% per annum, and is convertible into common stock of the Company at a price of $0.25 per share.

On November 27, 2012 and December 12, 2012, the officer loaned the Company $2,500 and $10,000, respectively. As a result, the Company issued the officer a Convertible Promissory Note, which is payable within two years, accrues interest at 8% per annum, and is convertible into common stock of the Company at a price of $0.25 per share.

The Company analyzed the convertible notes for derivative accounting consideration under FASB ASC 815-15 and FASB ASC 815-40. The Company determined the embedded conversion option in the convertible notes met the criteria for classification in stockholders equity under ASC 815-15 and ASC 815- 40 “Derivatives and Hedging”. In addition, the Company determined that the convertible notes did not contain a beneficial conversion feature under FASB ASC 470-20 “Debt with Conversion and Other Options”.

On December 5, 2012, the Company received a Notice to Convert from its president, Mr. Nathaniel Bradley, in which Mr. Bradley requested that 100% of his debt be converted into the Company’s common stock at a price of $0.25 per share. As a result, the debt in the amount of $1,296,715, which includes accrued interest in the amount of $875, was converted into 5,186,860 shares of the Company’s common stock, and the related Promissory Note was deemed paid in full. Accrued interest in the amount of $84,581 was considered forgiven due to this conversion.

As of December 31, 2012, related party loan totaled $10,000.

During the year ended December 31, 2013, the Company borrowed a total of $224,000, due on demand with a warrant to purchase 28,400 common shares, vesting immediately with a strike price of $0.40. The 28,400 common share warrant was valued at $6,901 on the date the note was granted using a closing price that day of $0.35 through $0.43, a strike price of $0.40, term of 5 years, volatility of 100%, dividends of 0% and a discount rate of 1.37% through 1.43%. The value of the of $6,901 is reflected as a discount which was then amortized to expense because the note is a demand note. In the same year, $199,000 of prinicpal balance and $25,000 acrued salary was converted to 746,667of the Company’s common stock along with a warrant to purchase 746,677 shares of the Company’s common stock. The warrant shall vest immediately with a strike price of $0.4 and expire in 2018. As of December 31, 2013, related party loan totaled $35,000.

As of December 31, 2013 and 2012, the Company owed $39,500 and $386,539 in accrued salary to Mr. Bradley.  During 2013, the Company recognized additional of salary expense of which $461,539 was converted to warrant to purchase 1,831,783 shares of the Company’s common stock, $25,000 was converted to common stock as discussed above and $10,500 was exchanged for marketable securities the Company held as of December 31, 2012 which resulted a realized loss of $19,500 during the period of 2013.

Sean Bradley, Chief Technology Officer, Vice President, Secretary and Director

As of December 31, 2013 and 2012, the Company owed Sean Bradley $24,375 and $341,731 in accrued salary.  During 2013, the Company recognized additional salary expense of which $399,648 was converted to a warrant to purchase 1,587,290 shares of the Company’s common stock.

Others

As of December 31, 2013 and 2012, the Company had accrued salary due to other officer of $29,375 and $101,148. During 2013, the Company recognized additional salary expense of which $161,564 was converted to a warrant to purchase 626,680 shares of the Company’s common stock.

As of December 31, 2013, there were $150,174 of accounts payable due to related party.

In summary, as of December 31, 2013 and 2012, the total balances of related party payable were $243,424 and $829,418, respectively.

As of December 31, 2013 and 2012, there were outstanding receivables of $82,250 and $16,125, respectively, for services performed for related parties.

For the year ended December 31, 2013 and 2012, there were revenues earned of $108,500 and $3,000, respectively, for services performed for related parties.